401 (K) Profit Sharing Plan (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
401(K) Profit Sharing Plan (Textual) [Abstract]
Contributions to the 401(K) Profit Sharing Plan		$ 132,000	$ 130,000	$ 497,000
Assets transferred from the Plan	$ 1,353,000